7. STOCKHOLDERS' EQUITY (Details 3) (USD $)	6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Warrants 1
Warrants		29,656
Exercise Price		$ 0.65
Expiration Date	2014-03-01T00:00:00
Warrants 2
Warrants		471,856
Exercise Price		$ 0.80
Expiration Date	2014-07-26T00:00:00
Warrants 3
Warrants		3,590,522
Exercise Price		$ 0.80
Expiration Date	2015-03-01T00:00:00
Warrants 4
Warrants		6,790
Exercise Price		$ 1.01
Expiration Date	2015-09-10T00:00:00
Warrants 5
Warrants		439,883
Exercise Price		$ 0.68
Expiration Date	2016-03-31T00:00:00
Warrants 6
Warrants		285,186
Exercise Price		$ 1.05
Expiration Date	2016-11-20T00:00:00
Warrants 7
Warrants		1,858,089
Exercise Price		$ 1.08
Expiration Date	2018-05-23T00:00:00
Warrants 8
Warrants		5,016,840
Exercise Price		$ 0.40
Expiration Date	2018-05-23T00:00:00